Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Feb. 23, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
C000222778
Account Value [Line Items]
Line Graph and Table Measure Name		Humankind U.S. Stock ETF
Account Value	$ 10,000	$ 13,603	$ 12,294	$ 10,942	$ 12,031
Humankind US Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name	Humankind US Equity Index
Account Value	$ 10,000	13,652	12,323	10,956	12,045
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 15,757	$ 12,712	$ 10,132	$ 12,323